Inflation Managed Bond ETF Average Annual Total Returns	12 Months Ended		15 Months Ended	20 Months Ended	38 Months Ended	46 Months Ended		60 Months Ended		71 Months Ended	73 Months Ended	91 Months Ended	100 Months Ended	120 Months Ended
	Dec. 31, 2024		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	[1]	Dec. 31, 2024		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024 [2]	Dec. 31, 2024	Dec. 31, 2024
BLOOMBERG U.S. AGGREGATE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	1.25%	[1],[2],[3],[4]	6.49%	2.49%	(2.25%)			(0.33%)	[2],[3],[4]	1.08%	1.29%	1.06%	0.94%	1.35%	[3],[4]
BLOOMBERG 1-10 YEAR U.S. TIPS INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	3.09%							2.69%						2.53%
BLOOMBERG U.S. INTERMEDIATE AGGREGATE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	2.47%							0.33%						1.45%
ETF
Prospectus [Line Items]
Average Annual Return, Percent	4.19%							2.27%						2.30%
ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	2.52%							0.99%						1.20%
ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	2.47%							1.19%						1.28%

[1]	As a result of new regulatory requirements, the Fund's regulatory index has changed from Bloomberg 1-5 Year Government/Credit Index to the Bloomberg U.S. Aggregate Index.
[2]	As a result of new regulatory requirements, the Fund's regulatory index has changed from ICE BofA 3- Month US Treasury Bill Index to the Bloomberg U.S. Aggregate Index.
[3]	As a result of new regulatory requirements, the Fund's regulatory index has changed from the Bloomberg 1-10 Year U.S. TIPS Index to the Bloomberg U.S. Aggregate Index.
[4]	As a result of new regulatory requirements, the Fund's regulatory index has changed from the Bloomberg 1-3 Year U.S. Government/Credit Bond Index to the Bloomberg U.S. Aggregate Index.